Contingent liabilities, commitments and guarantees - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) classAction	Dec. 31, 2024 GBP (£)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	£ 2,987	£ 2,523
Gross loan commitments	135,570	128,947
Capital commitments	610	640
Maximum exposure
Disclosure of contingent liabilities [line items]
Irrevocable commitments	65,360	£ 59,143
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Increase in deferred tax asset	£ 270
Netherlands
Disclosure of contingent liabilities [line items]
Number of class actions named as defendant | classAction	2